Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies
Schedule of contractual amount of off-balance-sheet financial instruments

(in thousands)	2019	2018
Commitments to extend credit	$240,758	$267,314
Commitments to originate residential first and second mortgage loans	3,980	1,759
Standby letters of credit	97,348	82,895
Total	342,086	351,968